INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

8.	INTANGIBLE ASSETS

Intangible assets consist of the following:

As of:	December 31, 2022	December 31, 2021
Website development costs	$178,918	$189,956
Less: accumulated amortization	(47,342)	-
Intangible assets, net	$131,576	$189,956

As of December 31, 2022, the Company has completed the development and design of its website. As such, the Company recognized amortization expense of $49,411 related to its website development costs for the year ended December 31, 2022. There was no amortization expense recognized during the period ended December 31, 2021.